Other Income and Expenses - Summary of Other Operating Expenses (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Rent	[1]	¥ 1,411	¥ 8,440	¥ 6,143
Travel		3,258	3,348	2,259
Supplies		3,938	3,327	2,378
Taxes and dues		2,972	2,347	1,516
Professional fees		3,629	3,266	2,182
Cost of goods		8,129	7,622	4,946
Training		2,105	1,972	1,344
LINE points		6,042	5,533	1,006
Others	[2]	7,603	5,286	3,629
Total		¥ 39,087	¥ 41,141	¥ 25,403

[1]	For the year ended December 31, 2019, the amount decreased due to the adoption of IFRS 16 Leases. From January 2019, expenses associated with rental leases that are recognized as right-of-use assets and depreciated are recorded as a component of depreciation and amortization expenses while lease expenses for short-term lease as well as leases of low-value assets remain to be recorded as rental expenses. Refer to Note 3 Significant Accounting Policies: (15) and (30) for further details.
[2]	For the year ended December 31, 2018, the amount consists of office management fees, utilities and other miscellaneous expenses. For the year ended December 31, 2019, the amount consists of a cost arisen from cancellation of system development and miscellaneous expenses.